29. EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans
Schedule of expenses included on consolidated statements of income (loss) and consolidated statements of comprehensive income (loss)

The expenses included on the consolidated statements of income (loss) and the consolidated statements of comprehensive income (loss) were as follows:

	Pension plans			Other post-employment benefit plans
Years ended December 31,	2017	2016	2015	2017	2016	2015
Consolidated statements of income (loss)
Operating expenses	$6,239	$6,235	$7,659	$243	$221	$494
Interest expense	$650	$875	$933	$861	$858	$1,043
Consolidated statements of comprehensive income (loss)
Actuarial losses (gains) on employee benefit plans	$3,761	$(4,376)	$(1,140)	$1,410	$(724)	$(4,085)

Schedule of pension and other post-employment benefits obligations, included in other long-term liabilities

The balance sheet obligations, distributed between pension and other post-employment benefits, included in other long-term liabilities (Note 23) were as follows:

As at December 31,	2017	2016
Pension benefits	$16,169	$14,330
Other post-employment benefits	23,896	22,388
Accrued benefit liabilities	$40,065	$36,718

Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance

The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:

	2017		2016
As at December 31,	Pension	Other	Pension	Other
Present value of funded obligations	$306,660	$—	$279,428	$—
Fair value of plan assets	(291,612)	—	(266,255)	—
	15,048	—	13,173	—
Present value of unfunded obligations	1,121	23,896	1,157	22,388
Accrued benefit liabilities	$16,169	$23,896	$14,330	$22,388

Schedule of changes in benefit obligations and fair value of plan assets

The changes in the benefit obligations and in the fair value of plan assets were as follows:

	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2017	$280,585	$22,388	$302,973
Current service cost	5,741	243	5,984
Interest expense	10,992	861	11,853
Remeasurements
Actuarial losses arising from plan experience	2,748	138	2,886
Actuarial losses from change in demographic assumptions	—	13	13
Actuarial losses from changes in financial assumptions	16,244	1,259	17,503
Benefits paid	(9,769)	(750)	(10,519)
Contributions by plan participants	1,168	—	1,168
Foreign exchange	—	(246)	(246)
Other	72	(10)	62
Benefit obligation, December 31, 2017	307,781	23,896	331,677
Change in fair value of plan assets
Fair value of plan assets, January 1, 2017	(266,255)	—	(266,255)
Contributions by plan participants	(1,168)	—	(1,168)
Contributions by employer	(8,883)	(750)	(9,633)
Interest income	(10,342)	—	(10,342)
Benefits paid	9,769	750	10,519
Remeasurements
Return on plan assets, excluding interest income	(15,231)	—	(15,231)
Administrative costs	498	—	498
Fair value of plan assets, December 31, 2017	(291,612)	—	(291,612)
Accrued benefit liabilities, December 31, 2017	$16,169	$23,896	$40,065

	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2016	$269,236	$22,861	$292,097
Current service cost	5,776	221	5,997
Interest expense	10,834	858	11,692
Remeasurements
Actuarial gains arising from plan experience	(1,415)	(981)	(2,396)
Actuarial losses from change in demographic assumptions	—	28	28
Actuarial losses from changes in financial assumptions	3,823	229	4,052
Benefits paid	(8,837)	(640)	(9,477)
Contributions by plan participants	1,242	—	1,242
Foreign exchange	—	(149)	(149)
Other	(74)	(39)	(113)
Benefit obligation, December 31, 2016	280,585	22,388	302,973
Change in fair value of plan assets
Fair value of plan assets, January 1, 2016	(249,335)	—	(249,335)
Contributions by plan participants	(1,242)	—	(1,242)
Contributions by employer	(8,231)	(640)	(8,871)
Interest income	(9,959)	—	(9,959)
Benefits paid	8,837	640	9,477
Remeasurements
Return on plan assets, excluding interest income	(6,784)	—	(6,784)
Administrative costs	459	—	459
Fair value of plan assets, December 31, 2016	(266,255)	—	(266,255)
Accrued benefit liabilities, December 31, 2016	$14,330	$22,388	$36,718

Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans

The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2027 are as follows:

	Pension	Other
2018	$10,552	$882
2019	$11,194	$919
2020	$11,662	$960
2021	$12,173	$1,001
2022	$12,644	$1,044
2023 to 2027	$73,263	$6,862

Schedule of fair value of plan assets allocation by type of investment

The fair value of the plan assets were allocated as follows between the various types of investments:

As at December 31,	2017	2016
Equity securities
Canada	22.3%	23.3%
United States	14.1%	14.6%
International (other than United States)	18.9%	18.9%
Fixed income instruments
Canada	42.6%	40.7%
Cash and cash equivalents
Canada	2.1%	2.6%

Schedule of significant assumptions adopted in measuring pension and other benefit obligations

The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:

	Pension	Other	Pension	Other
As at December 31,	2017	2017	2016	2016
Actuarial benefit obligation
Discount rate	3.50%	3.25% to 3.50%	3.90%	3.75% to 3.80%
Benefit costs for the year ended
Discount rate	4.00%	3.75% to 4.00%	4.20%	4.00% to 4.10%
Future salary growth	2.50%	N/A	2.50%	N/A
Health care cost trend rate	N/A	4.50%	N/A	4.50%
Other medical trend rates	N/A	4.50%	N/A	4.50%

Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions used

The following table summarizes how the impact on the defined benefit obligation as at December 31, 2017 and 2016 would have increased or decreased as a result of the change in the respective assumptions by one percent.

	Pension		Other
As at December 31, 2017	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(42,092)	$53,148	$(2,786)	$3,588
Future salary growth	$7,988	$(7,457)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$2,165	$(1,663)

	Pension		Other
As at December 31, 2016	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(37,649)	$47,853	$(2,618)	$3,345
Future salary growth	$8,028	$(7,076)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$1,856	$(1,444)